PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.7%
Asset-Backed Securities 0.8%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006%(c)	07/15/30	151	$151,099
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.531(c)	10/20/30	211	210,624
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.546(c)	10/15/32	999	1,000,096
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.959(c)	01/20/35	1,000	1,000,000
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.561(c)	04/17/30	3	3,004

Total Asset-Backed Securities (cost $2,360,758)				2,364,823
Commercial Mortgage-Backed Security 0.1%
ROCK Trust, Series 2024-CNTR, Class E, 144A (cost $250,000)	8.819	11/13/41	250	261,141
Corporate Bonds 82.8%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	300	265,159
Sr. Sec’d. Notes, 144A	5.125	08/15/27	1,518	1,486,770
				1,751,929
Aerospace & Defense 2.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	363	356,501
Sr. Unsec’d. Notes	5.805	05/01/50	129	120,827
Sr. Unsec’d. Notes	5.930	05/01/60	79	73,204
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,634	1,629,915

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	06/15/33	250	$253,525
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	157	160,140
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	263	263,000
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	151	155,530
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	234	241,605
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	399	399,499
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	148	158,323
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	1,063	1,028,688
Gtd. Notes	5.500	11/15/27	997	996,768
Gtd. Notes, 144A	6.375	05/31/33	433	428,108
Sr. Sec’d. Notes, 144A	6.375	03/01/29	311	316,055
Sr. Sec’d. Notes, 144A	6.625	03/01/32	231	235,948
Sr. Sec’d. Notes, 144A	6.750	08/15/28	165	167,725
				6,985,361
Airlines 1.3%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	307	310,155
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	589	588,597
Sr. Sec’d. Notes, 144A	5.750	04/20/29	476	466,989

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	987	937,272
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	418	374,110
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	477	466,268
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	650	639,959
				3,783,350
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	175	161,403

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel (cont’d.)
William Carter Co. (The), Gtd. Notes, 144A	5.625%	03/15/27	148	$147,024
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,223	1,070,200
				1,378,627
Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.700	08/10/26	700	676,651
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	257	255,662
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	90	90,000
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,034	664,604
				1,686,917
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	630	642,795
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	95	94,515
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	742	745,250
Sr. Sec’d. Notes, 144A	6.750	02/15/30	125	126,875

Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	116	115,716
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	548	559,324
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	65	64,563
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	76,767

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,063	2,031,770
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	365	357,487
				4,815,062

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 1.3%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750%(ff)	02/15/30(oo)	135	$133,825
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	248	249,984
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	536	525,980
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(x)	6.625	01/15/27	247	246,453
Sr. Unsec’d. Notes, 144A(x)	7.625	05/01/26	1,288	1,286,037
Sr. Unsec’d. Notes, 144A(x)	12.000	10/01/28	616	661,579
Sr. Unsec’d. Notes, 144A(x)	12.250	10/01/30	85	93,879

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	205	207,364
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	200	179,910
Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	50	51,364
				3,636,375
Building Materials 1.7%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	232	225,126
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	300	265,742
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	581	418,742
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31	200	204,485
Griffon Corp., Gtd. Notes	5.750	03/01/28	5	4,967
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	125	124,227
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	55	55,453
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	329	303,913
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	618	627,813
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	280	284,048

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000%	11/01/28	275	$271,658
Sr. Sec’d. Notes, 144A	8.875	11/15/31	457	469,584

Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.500	08/15/32	316	321,110
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	144	127,196
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	406	380,912
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	941	934,173
				5,019,149
Chemicals 1.8%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	385	394,504
ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	224	92,204
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	254	253,916
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28	248	256,848
Gtd. Notes	7.200	11/15/33	15	15,651

Chemours Co. (The), Gtd. Notes, 144A	8.000	01/15/33	236	205,715
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^	10.000	05/07/29	41	33,405
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	223	215,882
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	600	565,605
Sr. Sec’d. Notes, 144A	7.125	10/01/27	200	203,245
Sr. Sec’d. Notes, 144A	7.250	06/15/31	800	799,745
Sr. Sec’d. Notes, 144A	9.750	11/15/28	600	628,891
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	800	741,630

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	505	478,487

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125%	03/15/27	200	$191,375
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	290	242,183
				5,319,286
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	203	149,205
Commercial Services 4.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	279	277,083
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	597	618,525
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	378,451
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	2,074	2,090,675

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	800	764,000
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	242	212,968
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	846	778,278
Gtd. Notes, 144A	4.625	10/01/27	87	84,192
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	449	429,839
Gtd. Notes, 144A	5.375	03/01/29	378	356,399

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	200,520
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	450	475,708
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	301	278,373
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	215	216,331

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Herc Holdings Escrow, Inc.,
Sr. Unsec’d. Notes, 144A	7.000%	06/15/30	440	$453,355
Sr. Unsec’d. Notes, 144A	7.250	06/15/33	170	174,891
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	170	168,710
Gtd. Notes, 144A	6.625	06/15/29	285	288,666
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	129	113,639
Sr. Sec’d. Notes, 144A	12.625	07/15/29	136	138,543

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,691	1,609,012
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	354	333,649
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	255	231,712
Sr. Unsec’d. Notes	4.000	05/15/31	469	431,542

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	320	326,497
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	420	376,944
Gtd. Notes	3.875	02/15/31	273	252,092
Gtd. Notes	4.875	01/15/28	793	784,297

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	233	248,236
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	100	106,164
WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	272	268,980
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	243	248,132
Sr. Sec’d. Notes, 144A	6.625	04/15/30	175	179,366
				13,895,769
Computers 1.3%
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32	220	224,514
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	337	348,502

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375%	02/15/30	1,406	$1,300,397
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	728	794,914
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	688	677,840
Gtd. Notes, 144A	5.125	04/15/29	269	262,383
Gtd. Notes, 144A	5.250	10/01/30	7	6,744

Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	135	135,200
				3,750,494
Cosmetics/Personal Care 0.1%
Perrigo Finance Unlimited Co., Gtd. Notes	6.125	09/30/32	214	212,823
Distribution/Wholesale 0.7%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	1,391	1,404,479
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	40	38,456
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	558	591,991
				2,034,926
Diversified Financial Services 4.5%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	358	360,366
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	349	371,611
Sub. Notes, 144A	8.375(ff)	06/15/35	190	184,566

Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	212,030
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A(x)	8.375	04/01/32	50	49,540
Sr. Unsec’d. Notes, 144A(x)	9.250	02/01/29	65	67,005

GGAM Finance Ltd. (Ireland), Gtd. Notes, 144A	8.000	02/15/27	774	793,350

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875%	05/15/30	70	$68,950
Gtd. Notes, 144A	9.250	12/01/28	284	297,490
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	130	129,837
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	169	170,043
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	200	198,256
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	189,495

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	270	219,999
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	137	141,582
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	105	109,001
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	698	698,402
Gtd. Notes, 144A	5.750	11/15/31	90	90,387
Gtd. Notes, 144A	6.000	01/15/27	289	289,290
Gtd. Notes, 144A	6.500	08/01/29	302	307,718
Navient Corp.,
Sr. Unsec’d. Notes	5.000	03/15/27	25	24,696
Sr. Unsec’d. Notes	5.500	03/15/29	175	168,490
Sr. Unsec’d. Notes	6.750	06/25/25	805	805,057
Sr. Unsec’d. Notes	7.875	06/15/32	180	181,674
Sr. Unsec’d. Notes	9.375	07/25/30	58	63,206
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	313	294,039
Gtd. Notes	4.000	09/15/30	50	45,007
Gtd. Notes	5.375	11/15/29	300	290,708
Gtd. Notes	6.625	01/15/28	496	505,053
Gtd. Notes	6.625	05/15/29	65	65,731
Gtd. Notes	6.750	03/15/32	514	510,812
Gtd. Notes	7.125	03/15/26	934	947,148
Gtd. Notes	7.125	09/15/32	340	342,124
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	247	234,816
Gtd. Notes, 144A	5.750	09/15/31	75	72,326
Gtd. Notes, 144A	6.875	05/15/32	539	542,354
Gtd. Notes, 144A	7.875	12/15/29	79	83,288

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	318	312,464

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PRA Group, Inc.,
Gtd. Notes, 144A	5.000%	10/01/29	53	$47,564
Gtd. Notes, 144A	8.375	02/01/28	150	151,362
Gtd. Notes, 144A	8.875	01/31/30	263	269,606
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	447	432,866
Gtd. Notes, 144A	3.625	03/01/29	272	253,753
Gtd. Notes, 144A	3.875	03/01/31	246	222,585
Gtd. Notes, 144A	4.000	10/15/33	681	588,302

SLM Corp., Sr. Unsec’d. Notes(x)	6.500	01/31/30	85	87,932
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	04/15/29	25	23,982
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	75	73,935

UWM Holdings LLC, Gtd. Notes, 144A	6.625	02/01/30	432	423,535
				13,013,333
Electric 3.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	1,187	1,101,859
Sr. Sec’d. Notes, 144A	4.500	02/15/28	548	537,659
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	369	359,411
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	762	738,651
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	698	691,996

Edison International, Jr. Sub. Notes	8.125(ff)	06/15/53	50	49,276
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	131	122,401
Gtd. Notes, 144A	3.625	02/15/31	713	646,793
Gtd. Notes, 144A	3.875	02/15/32	45	40,688
Gtd. Notes, 144A	6.000	02/01/33	245	243,289
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	1,040	1,142,368
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	225	220,426
Sr. Sec’d. Notes	5.000	07/01/28	200	195,255
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	1,587	1,606,196
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	907	928,503

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	183	$176,950
Gtd. Notes, 144A	5.000	07/31/27	249	248,378
Gtd. Notes, 144A	5.500	09/01/26	195	195,124
Gtd. Notes, 144A	5.625	02/15/27	341	340,937
				9,586,160
Electrical Components & Equipment 0.5%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	244	229,130
EnerSys, Gtd. Notes, 144A	6.625	01/15/32	35	35,736
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	242	247,089
Gtd. Notes, 144A	6.375	03/15/33	180	183,386
Gtd. Notes, 144A	7.250	06/15/28	750	759,172
				1,454,513
Electronics 0.2%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	400	374,160
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	117	103,918
				478,078
Engineering & Construction 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	80	79,816
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	170	159,539
Gtd. Notes, 144A	4.125	02/15/32	90	81,753
				321,108
Entertainment 2.4%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	1,093	1,020,682
Sr. Sec’d. Notes, 144A	7.000	02/15/30	366	375,335

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375%	05/01/26	170	$170,043
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	333	328,472
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	881	839,192
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	866	831,073
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	103	92,296
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	636	627,598

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	135	80,039
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33	603	595,847
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	515	489,217
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	505	521,386
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	627	612,036
Gtd. Notes, 144A	6.250	03/15/33	95	93,980
Gtd. Notes, 144A	7.125	02/15/31	396	415,621
				7,092,817
Environmental Control 0.9%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	359	345,089
Gtd. Notes, 144A	4.375	08/15/29	750	719,752
Gtd. Notes, 144A	4.750	06/15/29	305	296,613
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	402	374,956
Gtd. Notes, 144A	4.875	12/01/29	591	559,519

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)

Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000%	02/01/33		139	$142,844
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		96	98,998
					2,537,771
Foods 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		235	220,966
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		522	457,313
Sr. Sec’d. Notes, 144A	8.000	09/15/28		1,078	1,017,019

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	175	218,102
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		236	222,644
Gtd. Notes, 144A	4.375	01/31/32		443	408,860
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		402	356,093
Gtd. Notes	4.250	04/15/31		629	596,506
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		345	327,064
Gtd. Notes, 144A	5.500	12/15/29		620	612,179
Gtd. Notes, 144A	6.250	10/15/34		175	173,085
Gtd. Notes, 144A	6.375	03/01/33		20	19,879
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		266	242,552
					4,872,262
Forest Products & Paper 0.2%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31		515	471,212
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		68	66,445
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		160	161,612

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500%	05/01/33	214	$223,691
Sr. Sec’d. Notes, 144A	7.750	05/01/35	238	250,809
				702,557
Healthcare-Products 1.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	3,067	2,892,201
Healthcare-Services 3.6%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	3,170	2,807,127
Gtd. Notes, 144A	4.625	06/01/30	867	810,945
Gtd. Notes, 144A	6.875	09/01/32	353	358,643

HCA, Inc., Gtd. Notes	7.500	11/06/33	50	56,282
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,356	1,278,272
Sr. Sec’d. Notes, 144A	8.375	02/15/32	156	164,270
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	369	295,499
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	225	220,283

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	764	775,956
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	329	325,919
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	778	747,214
Sr. Sec’d. Notes	4.375	01/15/30	2,364	2,259,078
Sr. Unsec’d. Notes	6.875	11/15/31	210	220,460
				10,319,948
Holding Companies-Diversified 0.5%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,388	1,428,397

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 3.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	256	$242,816
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	512	480,356
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	648	640,764
Gtd. Notes	7.250	10/15/29	412	407,304
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	485	476,283
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	411	357,570
Gtd. Notes, 144A	6.250	09/15/27	1,284	1,261,530
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	124	110,360

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	150	150,187
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	358	352,301
Gtd. Notes, 144A	6.500	03/15/33	450	446,107
KB Home,
Gtd. Notes	4.000	06/15/31	278	251,948
Gtd. Notes	4.800	11/15/29	246	239,142

Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	260	271,109
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	278	256,174
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	572	535,238
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,023	1,012,770

New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	80	82,694
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	309	302,356
Sr. Unsec’d. Notes	4.750	04/01/29	365	349,570

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	180	188,404
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	711	716,972
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	313	305,164

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	475	$470,020
Gtd. Notes	5.700	06/15/28	115	114,649
				10,021,788
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	882	778,026
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	247	216,125
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	745	497,288
				1,491,439
Housewares 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	172	161,915
Sr. Unsec’d. Notes	6.625	05/15/32	243	224,906
Sr. Unsec’d. Notes	7.000	04/01/46	250	203,029
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	137	141,830
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	552	495,471
Gtd. Notes	4.375	02/01/32	440	396,343

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,036	404,262
				2,027,756
Insurance 1.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	333	322,270
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,688	1,746,055
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	223	233,032

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	662	633,652
Ardonagh Finco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	7.750	02/15/31	200	206,818

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/29	344	$343,625
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	385	378,750
				3,864,202
Internet 0.3%
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	236	238,701
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	510	475,818
Snap, Inc., Gtd. Notes, 144A	6.875	03/01/33	248	251,183
				965,702
Iron/Steel 1.1%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	127	133,063
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	760	766,687
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	304	272,796
Gtd. Notes, 144A	6.875	11/01/29	327	304,001
Gtd. Notes, 144A	7.000	03/15/32	314	271,230
Gtd. Notes, 144A	7.375	05/01/33	120	103,025
Gtd. Notes, 144A	7.500	09/15/31	696	625,483
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	8.125	05/01/27	120	120,152
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	535	546,101
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	127	126,365
				3,268,903
Leisure Time 3.0%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	248	256,065
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	1,098	1,099,954

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Carnival Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	4.000%	08/01/28	2,048	$1,984,459

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	252	252,758
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	497	512,524
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	216	215,428
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	318	316,823
Sr. Sec’d. Notes, 144A	5.875	02/15/27	281	280,649
Sr. Sec’d. Notes, 144A	8.125	01/15/29	250	262,275
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	728	718,887
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	258	257,032
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	263	276,447

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	302	302,542
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	04/01/28	718	716,277
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	248	247,871
Gtd. Notes, 144A	9.125	07/15/31	130	139,100
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	175	176,129

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	548	540,043
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	297	292,174
				8,847,437
Lodging 1.5%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	846	793,235
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	206	183,282
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	384	382,604
Gtd. Notes	4.750	10/15/28	815	797,164
Gtd. Notes	5.500	04/15/27	780	781,153
Gtd. Notes	6.125	09/15/29	487	488,977

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes	6.500%	04/15/32	375	$374,210

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	600	577,500
				4,378,125
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	422	407,259
Gtd. Notes, 144A	6.250	10/15/32	279	275,049
				682,308
Machinery-Diversified 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	521	555,014
Sr. Sec’d. Notes, 144A	7.500	01/01/30	504	526,679

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	458	289,633
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	511	525,825
				1,897,151
Media 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	2,447	2,227,519
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	544	498,005
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	176	172,581
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	49,502
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	324	319,312
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	114	113,891
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	131,274
Gtd. Notes, 144A	4.125	12/01/30	200	137,435
Gtd. Notes, 144A	5.375	02/01/28	2,280	2,076,628
Gtd. Notes, 144A	5.500	04/15/27	475	449,950
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	92,413
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	102,125

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes	5.125%	06/01/29(d)	1,331	$872,259
Gtd. Notes	7.375	07/01/28	557	380,365
Gtd. Notes	7.750	07/01/26	263	226,223

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	375	386,692
iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	368	284,884
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	100	94,867
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	214	183,474
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	528	348,413

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	353	353,352
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	440	390,507
Sr. Sec’d. Notes, 144A	6.625	06/01/27	1,182	1,182,277
Sr. Sec’d. Notes, 144A	8.000	08/15/28	381	381,273

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	400	388,000
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	216,175
				12,059,396
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	335	319,994
Mining 1.7%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	115	120,743
Unsec’d. Notes, 144A	11.500	10/01/31	330	367,104

Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	140	140,000
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	419	412,924
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	283	279,519

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia), (cont’d.)
Gtd. Notes, 144A	8.000%	03/01/33	445	$440,939
Gtd. Notes, 144A	8.625	06/01/31	200	202,750
Sec’d. Notes, 144A	9.375	03/01/29	200	210,000

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	160	160,841
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	920	912,392
Gtd. Notes, 144A	6.125	04/01/29	396	395,505

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	90	92,047
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	154	137,032
Gtd. Notes, 144A	4.750	01/30/30	425	403,747
Gtd. Notes, 144A	6.875	01/30/30	343	353,703

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	251	257,275
				4,886,521
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	289	279,052
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	90	91,328
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	185	188,611
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	177	180,255

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	355	369,015
				1,108,261
Office/Business Equipment 0.0%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	80	81,285
Oil & Gas 5.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	101	103,501

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24(d)	310	$387
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	119	142,847
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	120	120,908
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	627	636,475
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	735	740,448
Gtd. Notes, 144A	8.625	11/01/30	250	246,862
Gtd. Notes, 144A	9.625	06/15/33	270	270,709

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	85	86,765
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	329	312,300
Gtd. Notes, 144A	6.750	03/01/29	683	673,129
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	361	335,285
Gtd. Notes, 144A	7.625	04/01/32	244	230,740
Gtd. Notes, 144A	9.250	02/15/28	684	706,291

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	204	204,255
EQT Corp.,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	103	104,884
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	85	92,331
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	279	263,290
Gtd. Notes, 144A	5.875	02/01/29	76	76,275
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	829	792,497
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	375	355,983
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	237	219,092
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	345	341,157
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	74	67,569
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	689	641,014
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	174	173,427

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	278	272,334

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875%	02/01/29	58	$57,710
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	392	324,870
Nabors Industries, Inc.,
Gtd. Notes, 144A	8.875	08/15/31	609	417,012
Gtd. Notes, 144A	9.125	01/31/30	434	394,521

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	414	413,677
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	791	747,147
Gtd. Notes, 144A	4.625	05/01/30	432	404,460
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	118	117,852
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	80	78,840
Gtd. Notes, 144A	7.000	01/15/32	233	238,917
Gtd. Notes, 144A	8.000	04/15/27	463	471,995
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	200	191,500
Gtd. Notes, 144A	7.125	01/15/26	245	243,775

Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	35	33,639
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	65	63,816
Sunoco LP,
Gtd. Notes, 144A	6.250	07/01/33	269	269,021
Gtd. Notes, 144A	7.000	05/01/29	191	197,310
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	458	438,253
Gtd. Notes	4.500	04/30/30	381	359,614
Gtd. Notes	5.875	03/15/28	182	181,440
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	645	579,487
Gtd. Notes, 144A	8.500	05/15/31	249	212,895
Sr. Sec’d. Notes, 144A	8.750	02/15/30	199	201,471

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Valaris Ltd., Sec’d. Notes, 144A	8.375%	04/30/30		208	$208,149
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		54	47,650
					15,105,776
Packaging & Containers 2.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(x)	6.500	06/30/27		207	7,254
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes(x)	2.125	08/15/26	EUR	100	103,791
Sr. Sec’d. Notes, 144A(x)	4.125	08/15/26		200	181,750

Ball Corp., Gtd. Notes	2.875	08/15/30		200	177,253
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		278	284,121
Sr. Sec’d. Notes, 144A	6.750	04/15/32		335	338,697
Sr. Sec’d. Notes, 144A	6.875	01/15/30		40	40,588

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		50	49,060
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		100	92,637
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		663	663,365
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		310	273,681
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		135	115,322
Sr. Sec’d. Notes, 144A	8.625	10/01/31		177	146,585
Sr. Sec’d. Notes, 144A	9.500	11/01/28		60	54,234
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		894	849,224

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		671	677,488
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30		37	34,890

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625%	05/13/27	307	$307,111
Gtd. Notes, 144A	7.250	05/15/31	55	55,088

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30	275	273,328
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	1,329	1,389,586
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	47,140
				6,162,193
Pharmaceuticals 2.0%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	580	574,200
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	490	452,814
Gtd. Notes, 144A	5.125	03/01/30	972	899,009
Gtd. Notes, 144A	6.125	08/01/28	254	251,246
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	19,500
Gtd. Notes, 144A	5.000	02/15/29	25	16,000
Gtd. Notes, 144A	5.250	01/30/30	29	16,675
Gtd. Notes, 144A	5.250	02/15/31	41	21,730
Gtd. Notes, 144A	6.250	02/15/29	925	615,125
Gtd. Notes, 144A	7.000	01/15/28	25	20,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	275	224,469
Sr. Sec’d. Notes, 144A	11.000	09/30/28	1,350	1,290,044

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,075	903,689
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	444	443,784
				5,748,660

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	74	$73,323
Gtd. Notes, 144A	5.750	03/01/27	777	776,966
Gtd. Notes, 144A	5.750	01/15/28	131	130,624
Gtd. Notes, 144A	6.625	02/01/32	186	190,223
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	30	30,993
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	55	57,102

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	50,297
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	404	406,146
Gtd. Notes, 144A	8.250	01/15/32	128	133,246
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	40	41,440
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	52,353
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	389	366,980
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	140	135,254
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	264	271,970
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	123	117,370
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	238	235,967
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	402	399,287
Gtd. Notes, 144A	6.000	03/01/27	545	544,611
Gtd. Notes, 144A	6.000	12/31/30	113	108,480
Gtd. Notes, 144A	6.000	09/01/31	159	151,930
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	216	219,664
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	360	335,204
Sr. Sec’d. Notes, 144A	4.125	08/15/31	248	224,702
Sr. Sec’d. Notes, 144A	6.250	01/15/30	360	365,518
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,002	948,514
Sr. Sec’d. Notes, 144A	7.000	01/15/30	351	349,833

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global LNG, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	9.500%	02/01/29	1,667	$1,779,247
Sr. Sec’d. Notes, 144A	9.875	02/01/32	929	989,646
				9,486,890
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	1,029	1,049,117
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	50	53,131
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	227	213,255
Gtd. Notes, 144A	4.375	02/01/31	600	545,185
Gtd. Notes, 144A	5.375	08/01/28	757	743,191

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	927	900,361
				3,504,240
Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	429	354,020
Sr. Unsec’d. Notes	4.750	02/15/28	62	56,800
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	221	144,757
Gtd. Notes	4.625	08/01/29	437	331,103
Sr. Sec’d. Notes, 144A	8.500	02/15/32	95	97,432
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	252	254,322
Sr. Sec’d. Notes, 144A	5.875	10/01/28	323	318,007
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	131	126,493
Gtd. Notes, 144A	6.500	04/01/32	500	507,270

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	893	830,075
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	338	330,255
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	225	221,086

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	04/15/30	25	$24,959
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	100	101,508
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	135	136,829
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	150	156,078
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	1,124	1,059,370
Sr. Sec’d. Notes, 144A	4.750	04/15/28	591	575,115
Sr. Sec’d. Notes, 144A	10.500	02/15/28	886	939,321
				6,564,800
Retail 4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	891	819,453
Sr. Sec’d. Notes, 144A	3.875	01/15/28	246	238,082

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	313	261,217
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	306	290,346
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	499	529,408
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28	1,350	1,387,338
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30	973	1,025,868
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31	653	758,041

eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	247,471
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	1,165	1,057,035
Sr. Sec’d. Notes, 144A	4.625	01/15/29	96	90,020

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	312	266,113
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	402	368,127

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Gap, Inc. (The), (cont’d.)
Gtd. Notes, 144A	3.875%	10/01/31	430	$380,077

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	612	491,685
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	617	594,445
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	232	218,618
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	291	233,675
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	519	415,443
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	71,919
Gtd. Notes, 144A	6.375	11/01/32	290	286,324

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	165	169,296
Saks Global Enterprises LLC, Sr. Sec’d. Notes, 144A	11.000	12/15/29	75	33,587
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	645	655,433
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	387	386,368
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	480	447,963

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	361	342,986
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	278	272,363
				12,338,701
Semiconductors 0.1%
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	200	193,152
Sr. Sec’d. Notes, 144A	4.750	04/15/29	100	97,167
				290,319

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.3%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500%	11/01/26	51	$50,699
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30	455	454,448
Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	6.000	05/15/33	302	301,435
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	157	156,733
				963,315
Telecommunications 4.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	400	313,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29	600	457,818
Sr. Sec’d. Notes, 144A	9.625	07/15/27	800	700,000

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	400	380,500
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	103	10
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	5	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27	724	725,807
Digicel Midco Ltd./Difl US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	640	620,033
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	493	423,515
Sr. Sec’d. Notes	10.750	11/30/29(d)	1,197	1,203,773
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	636	642,777
Sec’d. Notes, 144A	6.000	01/15/30	258	261,344
Sec’d. Notes, 144A	6.750	05/01/29	898	910,466
Sr. Sec’d. Notes, 144A	5.000	05/01/28	973	971,153
Sr. Sec’d. Notes, 144A	5.875	10/15/27	614	615,509
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	405,000
Sr. Sec’d. Notes, 144A	7.000	04/15/32	450	452,813

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France), (cont’d.)
Sr. Sec’d. Notes, 144A	8.500%	04/15/31	200	$211,022

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	1,167	1,147,803
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	203	167,187
Sec’d. Notes, 144A	4.000	04/15/31	50	41,963
Sec’d. Notes, 144A	4.500	04/01/30	433	382,290
Sec’d. Notes, 144A	4.875	06/15/29	51	46,502
Sr. Sec’d. Notes, 144A	10.750	12/15/30	375	424,138
Sr. Sec’d. Notes, 144A	11.000	11/15/29	607	690,010

Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	400	392,125
Viasat, Inc., Sr. Unsec’d. Notes, 144A	7.500	05/30/31	431	342,803
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	920	957,801
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	265	282,021
				14,169,183
Transportation 0.3%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	133	136,591
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	476	448,051
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32	269	279,447
				864,089

Total Corporate Bonds (cost $244,566,840)				240,688,064

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 3.2%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048%(c)	04/01/31	75	$75,000
Auto Parts & Equipment 0.1%
First Brands Group LLC, 2021 Second Lien Term Loan, 3 Month SOFR + 8.762%	13.041(c)	03/30/28	235	211,500
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	9.173(c)	11/17/28	167	161,466
				372,966
Building Materials 0.1%
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	216	214,920
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.577(c)	02/10/32	125	124,479
				339,399
Chemicals 0.5%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term,Loan, 3 Month SOFR + 4.500%	8.833(c)	11/15/30	505	470,390
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130(c)	06/28/28	145	138,548
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31	495	467,775
Venator Finance Sarl,
Initial First Out Term Loan, 3 Month SOFR + 10.000%^	14.261(c)	12/31/25	106	104,857
Term Loan, 1 Month SOFR + 8.000%	14.322(c)	10/12/28	151	124,578

Venator Materials LLC, First Out Term B Loan, 1 Month SOFR + 9.000%^	15.299(c)	07/16/26	106	105,431
				1,411,579

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services 0.1%
MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.030%(c)	12/31/30	168	$164,784
Second Out Term Loan, 3 Month SOFR + 4.862%	9.141(c)	12/31/30	100	87,468
				252,252
Computers 0.0%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329(c)	03/01/29	75	71,708
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.799(c)	07/20/28	16	15,643
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.583(c)	11/04/31	75	72,428
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31	50	49,177
Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada), 2024 Initial Loan, 3 Month SOFR + 4.000%	8.299(c)	07/08/31	75	63,462
Housewares 0.0%
SWF Holdings I Corp., Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.827(c)	12/18/29	43	42,643
Insurance 0.6%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.327(c)	11/06/30	149	148,132
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.077(c)	02/13/27	249	248,855
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.691(c)	01/20/29	365	345,153

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)
Asurion LLC, (cont’d.)
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.691%(c)	12/23/26	725	$724,184
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.577(c)	09/19/30	174	171,591
				1,637,915
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	79	70,815
Machinery-Diversified 0.0%
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	10.303(c)	12/21/29	76	75,841
Media 0.9%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%^	9.256(c)	10/31/27	224	183,468
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28	744	730,089
iHeartCommunications, Inc., Refinanced Term B Loan, 1 Month SOFR + 5.889%	10.214(c)	05/01/29	175	142,923
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	09/25/26	1,560	1,368,388
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.693(c)	01/31/29	50	49,262
				2,474,130
Retail 0.1%
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 2 Month SOFR + 5.250%	9.548(c)	01/29/31	50	47,063
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/23/32	63	62,285
				109,348

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.1%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 3.000%	7.327%(c)	02/15/29	37	$37,208
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 1 Month SOFR + 3.000%	7.322(c)	07/30/31	50	49,611
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.693(c)	07/14/28	189	165,791
				252,610
Telecommunications 0.7%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.827(c)	09/27/29	272	247,907
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27	21	20,521
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.577(c)	03/27/32	200	201,050
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/29	714	706,367
Term B-2 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/30	299	295,854

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	8.943(c)	05/30/30	299	278,593
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 1.500%	9.436(c)	10/24/29	61	58,551
Second Out Term Loan, 1 Month SOFR + 1.500%^	6.000(c)	10/24/31	246	191,160
				2,000,003

Total Floating Rate and Other Loans (cost $9,457,852)				9,386,919
U.S. Treasury Obligations 6.2%
U.S. Treasury Notes(k)	2.625	05/31/27	165	160,946
U.S. Treasury Notes(k)	3.500	09/30/26	1,075	1,067,567
U.S. Treasury Notes	3.875	03/31/27	1,450	1,448,527
U.S. Treasury Notes(k)	4.000	03/31/30	7,875	7,890,997
U.S. Treasury Notes(k)	4.125	10/31/26	250	250,313
U.S. Treasury Notes(k)	4.125	10/31/29	200	201,484
U.S. Treasury Notes(k)	4.250	12/31/25	500	499,863

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.625%	02/15/35	6,325	$6,446,559

Total U.S. Treasury Obligations (cost $17,871,932)				17,966,256

	Shares
Affiliated Exchange-Traded Fund 4.6%
PGIM AAA CLO ETF (cost $13,369,896)(wa)		260,526	13,391,036
Common Stocks 0.7%
Chemicals 0.1%
Cornerstone Chemical Co.*^	1,807	13,914
TPC Group, Inc.*^	6,118	122,360
Venator Materials PLC*^(x)	433	86,600
		222,874
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)	2,652	344,503
Interactive Media & Services 0.1%
Diamond Sports Group LLC*	11,899	169,061
Oil, Gas & Consumable Fuels 0.2%
Expand Energy Corp.	1,673	194,285
Heritage Power LLC*(x)	6,884	390,667
Heritage Power LLC*(x)	94	5,335
Heritage Power LLC*^(x)	2,456	1,228
		591,515
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*	23,916	167,412
Intelsat Emergence SA (Luxembourg)*	7,641	316,387

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
Stonepeak Falcon Holdings, Inc. (Canada)*	21,241	$50,250
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	1,112	—
		534,049

Total Common Stocks (cost $2,016,210)		1,862,002
Preferred Stocks 0.3%
Diversified Telecommunication Services 0.1%
Qwest Corp., 6.750%, Maturing 06/15/57	6,617	123,606
Electronic Equipment, Instruments & Components 0.2%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	600	600,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	1,558	18,149

Total Preferred Stocks (cost $721,954)		741,755

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	22,258	5,847

Total Long-Term Investments (cost $290,615,442)		286,667,843

	Shares
Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $980,944)(wa)	980,944	980,944

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.0% (cost $291,596,386)		287,648,787

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Value
Options Written (0.0)%
(premiums received $8,410)	$(1,033)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.0% (cost $291,587,976)	287,647,754
Other assets in excess of liabilities(z) 1.0%	2,902,205

Net Assets 100.0%	$290,549,959

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,943,990 and 0.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	02/23/21-12/30/24	$219,722	$7,254	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 2.125%, 08/15/26	04/11/25	99,234	103,791	0.1
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	04/11/25	175,000	181,750	0.1
Ferrellgas Escrow LLC, 8.956%^, 03/30/31	05/15/21-02/09/22	590,708	600,000	0.2
Ferrellgas Partners LP (Class B Stock)*	09/24/18-07/26/24	448,620	344,503	0.1
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 6.625%, 01/15/27	02/01/24-01/13/25	238,165	246,453	0.1
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 7.625%, 05/01/26	01/02/24-04/02/25	1,290,983	1,286,037	0.5
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	04/11/24-05/29/25	666,518	661,579	0.2
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.250%, 10/01/30	09/14/23-11/08/24	84,656	93,879	0.0
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	50,000	49,540	0.0
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 9.250%, 02/01/29	01/24/24-05/06/24	65,500	67,005	0.0
Heritage Power LLC*	11/21/23	—	5,335	0.0
Heritage Power LLC*^	11/21/23	1,228	1,228	0.0
Heritage Power LLC*	11/21/23-11/01/24	273,857	390,667	0.2
SLM Corp., Sr. Unsec’d. Notes, 6.500%, 01/31/30	01/29/25	84,810	87,932	0.0
Venator Materials PLC*^	09/26/18-10/17/23	612,979	86,600	0.0
Total		$4,901,980	$4,213,553	1.5%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Unfunded loan commitments outstanding at May 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $43,556)	44	$43,338	$—	$(218)
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $57,143)	57	56,857	—	(286)
		$100,195	$—	$(504)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	06/19/25	101.00	5.00%(Q)	CDX.NA.HY.43.V1(Q)	1,450	$(1,033)
(premiums received $8,410)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	2 Year U.S. Treasury Notes	Sep. 2025	$5,185,938	$5,337
131	5 Year U.S. Treasury Notes	Sep. 2025	14,172,562	49,015
87	10 Year U.S. Treasury Notes	Sep. 2025	9,635,250	61,847
2	20 Year U.S. Treasury Bonds	Sep. 2025	225,563	2,919
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	464,250	8,820
				$127,938
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	BOA	GBP	174	$235,303	$234,932	$—	$(371)

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 06/03/25	BOA	EUR	70	$78,826	$79,026	$200	$—
				$314,129	$313,958	200	(371)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	JPM	GBP	174	$232,202	$234,932	$—	$(2,730)
Expiring 07/02/25	BOA	GBP	174	235,336	234,964	372	—
Euro,
Expiring 06/03/25	CITI	EUR	70	79,335	79,025	310	—
Expiring 07/02/25	BOA	EUR	70	78,976	79,175	—	(199)
				$625,849	$628,096	682	(2,929)
						$882	$(3,300)
Credit default swap agreement outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	33,275	3.507%	$1,626,025	$2,390,379	$764,354
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	2,690	$47,230	$101	$47,129
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.350%	BNP	06/20/25	3,850	8,826	346	8,480
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	BNP	09/22/25	(1,060)	5,438	41	5,397
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	12/20/25	(2,930)	(30,869)	(862)	(30,007)
					$30,625	$(374)	$30,999
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).